PGIM S&P 500 Buffer 12 ETF - March
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 103.2%
Affiliated Mutual Fund 0.8%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $86,864)(wb)	86,864	$86,864
Options Purchased*~ 102.4%
(cost $9,757,264)		10,226,720

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.2% (cost $9,844,128)		10,313,584
Options Written*~ (3.2)%
(premiums received $318,237)		(321,280)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $9,525,891)		9,992,304
Liabilities in excess of other assets(z) (0.0)%		(2,609)

Net Assets 100.0%		$9,989,695

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/27/26	$5.94		160		16	$9,984,000
SPDR S&P 500 ETF Trust	Put	02/27/26	$594.18		160		16	242,720
Total Options Purchased (cost $9,757,264)								$10,226,720
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	02/27/26	$675.70		160		16	$(212,045)
SPDR S&P 500 ETF Trust	Put	02/27/26	$522.88		160		16	(109,235)
Total Options Written (premiums received $318,237)								$(321,280)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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